UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Income Securities Trust

3.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

		Interest	Maturity	Credit	Par value
Issuer, description		rate (%)	date	rating (A)	($000)	Value

Bonds 63.76%						$162,263,480
(Cost $165,736,864)

Advertising 0.18%						467,500

R.H. Donnelley Corp.,
Sr Disc Note (S)		6.875	01-15-13	B	200	187,000
Sr Disc Note (S)		6.875	01-15-13	B	300	280,500

Agricultural Products 0.35%						902,723

Corn Products International, Inc.,
Sr Note		8.450	08-15-09	BBB-	835	902,723

Airlines 0.41%						1,030,628

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A		6.545	02-02-19	A-	373	378,276
Pass Thru Ctf Ser 2000-2 Class B (L)		8.307	10-02-19	BB-	421	406,029
Pass Thru Ctf Ser 2001-1 Class C		7.033	06-15-11	B+	257	246,268
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)		10.910	08-15-14	D	550	55

Asset Management & Custody Banks 0.40%						1,023,660

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)		5.260	12-29-49	AA	1,065	1,023,660

Broadcasting & Cable TV 1.01%						2,559,867

Clear Channel Communications, Inc.,
Note		5.500	09-15-14	BBB-	460	425,040
Comcast Cable Communications Holdings, Inc.,
Gtd Note		8.375	03-15-13	BBB+	1,020	1,147,142
Comcast Corp.,
Gtd Note		5.900	03-15-16	BBB+	450	441,310
XM Satellite Radio, Inc.,
Sr Sec Disc Note		14.000	12-31-09	CCC+	509	546,375

Building Products	0.79%					2,021,942

Pulte Homes Inc,
Sr Note (L)		6.250	02-15-13	BBB-	1,000	998,713
Toll Brothers, Inc.,
Gtd Sr Note (S)		6.875	11-15-12	BBB-	1,000	1,023,229

Casinos & Gaming	0.77%					1,969,296

Chukchansi Economic Development Auth,
Sr Note (S)		8.000	11-15-13	BB-	460	471,500
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)		10.250	02-15-14	B	405	399,431

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

Majestic Star Casino LLC/Majestic Star Casino
Capital II LLC,
Sr Sec Note (S)	9.750	01-15-11	B-	250	252,500
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	285	273,081
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	B+	541	572,784

Commercial Printing 0.19%					487,643

Quebecor World Capital Corp.,
Sr Note (Canada) (S)	8.750	03-15-16	BB-	500	487,643

Commodity Chemicals 0.71%					1,795,418

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	500	507,500
RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	1,300	1,287,918

Construction & Farm Machinery & Heavy Trucks 0.20%					510,000

Manitowoc Co., Inc., (The),
Gtd Sr Note	7.125	11-01-13	BB-	500	510,000

Construction Materials 0.16%					418,275

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	390	418,275

Consumer Finance 0.91%					2,312,623

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	1,625	1,527,716
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)	5.911	11-30-35	BBB+	800	784,907

Department Stores 0.28%					714,493

Penney J.C. Co., Inc.,
Deb	8.125	04-01-27	BB+	215	224,406
Deb	7.650	08-15-16	BBB-	445	490,087

Diversified Banks 1.60%					4,074,774

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	650	683,613
Barclays Bank Plc,
Perpetual Bond (6.86% to 6-15-32 then
variable) (United Kingdom) (S)	6.860	09-29-49	A+	1,655	1,750,689
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)	5.506	12-01-49	Baa2	940	892,133
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom)	7.648	08-29-49	A	650	748,339

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

Diversified Chemicals 0.81%					2,057,781

NOVA Chemicals Corp.,
Med Term Note (Canada) (L)	7.400	04-01-09	BB+	2,045	2,057,781

Diversified Commercial Services 0.75%					1,904,198

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A-	750	770,244
Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	1,000	883,954
Sotheby's Holdings, Inc.,
Note	6.875	02-01-09	BB-	250	250,000

Diversified Financial Services 0.36%					912,890

St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	870	912,890

Electric Utilities 5.58%					14,204,095

AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,075	1,218,689
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	513	579,300
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	700	802,361
Empresa Electrica Guacolda S.A.,
Sr Sec Note (S)	8.625	04-30-13	BBB-	810	879,911
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	380	365,128
HQI Transelect Chile S.A.,
Sr Note (Chile)	7.875	04-15-11	A-	1,230	1,315,834
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	448	472,459
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	325	355,062
Kansas Gas & Electric Co.,
Bond	5.647	03-29-21	BB-	440	420,191
Midland Funding Corp. II,
Lease Obligation Bond Ser B	13.250	07-23-06	BB-	2,019	2,055,805
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)	9.625	11-15-09	BBB	514	568,326
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB	565	583,285
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	491	560,388
PPL Energy Supply LLC,
Sr Note Ser A	6.400	11-01-11	BBB	650	671,552
Progress Energy, Inc.,
Sr Note	5.625	01-15-16	BBB-	200	196,199
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	409	395,955
TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB-	1,000	988,180

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

TXU Corp.,
Sec Bond	7.460	01-01-15	BBB	592	609,041
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	1,131	1,166,429

Electronic Equipment Manufacturers 0.32%					816,187

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	775	816,187

Food Distributors 0.22%					548,180

Tyson Foods, Inc.,
Sr Note (P)	6.600	04-01-16	BBB	555	548,180

Food Retail 1.22%					3,099,159

Ahold Finance USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1	7.820	01-02-20	BB	1,307	1,364,132
Delhaize America, Inc.,
Gtd Note	9.000	04-15-31	BB+	1,500	1,735,027

Gas Utilities 0.98%					2,502,792

Energy Transfer Partners,
Gtd Sr Note (G)	5.950	02-01-15	BBB-	1,210	1,199,258
Kinder Morgan Finance Co.,
Gtd Sr Note	6.400	01-05-36	BBB	530	516,063
KN Capital Trust I,
Gtd Cap Security Ser B	8.560	04-15-27	BB+	240	254,683
NorAm Energy Corp.,
Deb	6.500	02-01-08	BBB	525	532,788

Health Care Facilities 0.34%					871,539

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	875	871,539

Health Care Services 0.38%					969,949

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	440	381,700
WellPoint, Inc.,
Bond	5.250	01-15-16	BBB+	610	588,249

Hotels, Resorts & Cruise Lines 0.42%					1,074,677

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,060	1,074,677

Industrial Machinery 0.87%					2,223,590

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	1,405	1,493,067
Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	718	730,523

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

Integrated Oil & Gas 0.78%					1,985,830

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	615	691,875
Petro-Canada,
Deb (Canada)	9.250	10-15-21	BBB	1,000	1,293,955

Integrated Telecommunication Services 1.93%					4,916,319

AT&T Corp.,
Gtd Sr Note (P)	9.750	11-15-31	A	510	608,972
Bellsouth Corp.,
Deb	6.300	12-15-15	A	1,079	1,092,020
Qwest Capital Funding, Inc.,
Gtd Note	7.000	08-03-09	B	1,000	1,015,000
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	A-	1,000	1,068,313
Telefonos de Mexico, S.A. de C.V.,
Note (Mexico)	5.500	01-27-15	BBB	765	728,389
Verizon Global Funding Corp.,
Bond	5.850	09-15-35	A	450	403,625

Investment Banking & Brokerage 0.79%					2,019,743

Goldman Sachs Group, Inc. (The),
Sr Note	5.350	01-15-16	A+	645	622,980
Lehman Brothers Holdings, Inc.,
Med Term Note	5.500	04-04-16	A+	610	598,013
Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	750	798,750

IT Consulting & Other Services 0.16%					401,907

NCR Corp.,
Note	7.125	06-15-09	BBB-	390	401,907

Leisure Facilities 0.15%					379,275

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	390	379,275

Life & Health Insurance 0.60%					1,519,854

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	510	511,339
Phoenix Life Insurance Co.,
Note (S)	7.150	12-15-34	BBB+	440	446,412
Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	600	562,103

Marine 0.27%					693,171

CMA CGM S.A.,
Sr Note (France) (L)(S)	7.250	02-01-13	BB+	700	693,171

Metal & Glass Containers 0.21%					522,500

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	522,500

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

Metal & Mining 0.20%					497,388

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	510	497,388

Multi-Line Insurance 0.43%					1,104,179

Assurant, Inc.,
Sr Note	6.750	02-15-34	BBB+	510	528,945
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)	7.625	11-15-23	AA	485	575,234

Multi-Media 0.47%					1,205,216

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	1,020	1,102,466
Quebecor Media, Inc.,
Sr Note (Canada) (S)	7.750	03-15-16	B	100	102,750

Multi-Utilities & Unregulated Power 1.18%					2,995,352

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB-	550	679,753
NRG Energy, Inc.,
Sr Note	7.250	02-01-14	B-	450	457,312
Salton Sea Funding Corp.,
Sr Sec Note Ser C	7.840	05-30-10	BB+	1,807	1,858,287

Office Services & Supplies 0.40%					1,018,040

Steelcase, Inc.,
Sr Note	6.375	11-15-06	BBB-	1,020	1,018,040

Oil & Gas Refining, Marketing & Transportation 0.51%					1,285,567

Enterprise Products Operating L.P.,
Gtd Sr Note Ser B	5.600	10-15-14	BB+	1,000	969,693
Premcor Refining Group, Inc.,
Sr Note	9.500	02-01-13	BBB-	285	315,874

Oil & Gas Drilling 0.14%					360,180

Delek & Avner-Yam Tethys Ltd. ,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	373	360,180

Paper Packaging 0.81%					2,070,963

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	750	793,125
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	285	292,838
Sr Note	8.375	07-01-12	CCC+	1,000	985,000

Paper Products 0.14%					357,769

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	365	357,769

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

Pharmaceuticals 1.24%					3,151,876

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	1,550	1,668,904
Wyeth,
Note	5.500	03-15-13	A	1,500	1,482,972

Property & Casualty Insurance 0.61%					1,544,348

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	535	551,698
Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	750	781,754
URC Holdings Corp.,
Sr Note (S)	7.875	06-30-06	AA-	210	210,896

Real Estate Investment Trusts 1.01%					2,564,374

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	360	357,727
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	175	191,037
HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	780	761,876
ProLogis,
Note	5.500	03-01-13	BBB+	1,020	1,003,734
Ventas Realty L.P./Capital Corp.,
Sr Note	6.625	10-15-14	BB	250	250,000

Real Estate Management & Development 0.53%					1,339,888

K Hovnanian Enterprises, Inc.,
Sr Note	7.500	05-15-16	BB	500	492,932
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	870	846,956

Regional Banks 1.74%					4,433,864

Colonial Capital II,
Gtd Cap Security Ser A	8.920	01-15-27	BB	1,085	1,153,950
Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A-	910	959,583
First Chicago NDB Institutional Capital,
Gtd Cap Bond Ser A (S)	7.950	12-01-26	A1	500	525,003
Greater Bay Bancorp,
Sr Note Ser D	5.125	04-15-10	BBB-	565	552,190
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,170	1,243,138

Soft Drinks 0.41%					1,040,000

Panamerican Beverages, Inc.,
Sr Note (Panama)	7.250	07-01-09	BBB	1,000	1,040,000

Specialized Finance 0.98%					2,489,467

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	787,500

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	6.549	02-15-12	Baa3	500	503,706
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	988	1,023,004
Humpuss Funding Corp.,
Gtd Note (S)	7.720	12-15-09	B2	177	175,257

Steel 0.19%					490,000

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	500	490,000

Telecommunications Equipment 0.77%					1,948,960

Corning, Inc.,
Med Term Note	8.300	04-04-25	Ba2	1,150	1,184,644
Note	6.050	06-15-15	BBB-	775	764,316

Thrifts & Mortgage Finance 24.82%					63,157,824

American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2005-4 Class 5A (P)	5.350	11-25-45	AAA	1,577	1,556,824
Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class A4	5.182	09-10-47	AAA	940	916,948
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1	5.904	02-01-36	AAA	1,162	1,166,035
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-12 Class 22A1 (P)	5.759	02-25-36	AAA	1,099	1,098,870
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.355	04-25-35	AA+	459	450,799
Mtg Pass Thru Ctf Ser 2006-1 Class 23A1 (P)	5.684	02-25-36	AAA	1,118	1,113,142
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-T20 Class A4A (P)	5.156	10-12-42	AAA	455	443,557
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	1,186	1,148,312
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A	5.911	12-25-35	AAA	1,092	1,092,436
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	731	718,036
Citigroup Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-20	Aaa	1,411	1,373,858
Citigroup/Deutsche Bank Commercial Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2005-CD1 Class A4	5.225	07-15-44	AAA	620	607,754
Mtg Pass Thru Ctf Ser 2005-CD1 Class C	5.225	07-15-44	AA	295	286,271
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	139	143,328
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB Class 1A1	6.000	11-25-34	AAA	877	871,536
Mtg Pass Thru Ctf Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	659	639,614
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	539	545,700
Countrywide Home Loans Servicing L.P.,
Mtg Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	Aaa	4,306	4,204,910
CS First Boston Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-25 Class 2A1	4.500	10-25-18	AAA	525	496,203
Mtg Pass Thru Ctf Ser 2005-5 Class 1A1	5.000	07-25-20	AAA	675	652,267

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.241	12-25-34	AA	319	313,727
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	405	394,716
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	425	423,745
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1 Class A1	5.785	11-15-39	AAA	1,904	1,917,119
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1 Class 2A1	5.667	02-01-36	AAA	1,141	1,134,124
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5 Class A2	5.117	04-10-37	AAA	1,260	1,246,367
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.521	08-25-34	AA	593	581,611
Mtg Pass Thru Ctf Ser 2005-5F Class 6A1	5.000	05-25-20	AAA	708	684,774
Mtg Pass Thru Ctf Ser 2005-8F Class 6A1	4.500	10-25-20	AAA	756	727,234
Mtg Pass Thru Ctf Ser 2006-AR1 Class 3A1	5.436	01-01-36	AAA	1,808	1,785,625
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	483	476,716
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)	5.425	05-25-35	AA	522	513,472
Mtg Pass Thru Ctf Ser 2006-AR3 Class 3A1A	6.207	04-25-36	AAA	1,149	1,156,195
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1 Class 1A4	6.000	12-25-35	AAA	5,067	5,038,062
Mtg Pass Thru Ctf Ser 2006-A1 Class 4A1	6.092	03-25-36	AAA	1,400	1,402,618
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	2,035	1,942,265
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01-25-21	AAA	1,118	1,102,112
Lehman Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class 6A1	5.000	11-25-20	AAA	5,824	5,668,244
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1 Class A6	5.245	11-12-37	AAA	855	839,329
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4	5.205	11-14-42	AAA	840	821,721
Mtg Pass Thru Ctf Ser 2005-IQ10 Class A4A	5.230	09-15-42	AAA	1,225	1,193,160
Morgan Stanley Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2006-3AR Class 3A1	6.120	03-25-36	AAA	1,539	1,549,165
Prime Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 1A2	5.000	07-25-20	Aaa	1,632	1,598,457
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.368	05-25-35	AAA	422	404,841
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	6.016	12-25-35	AAA	4,672	4,711,932
Mtg Pass Thru Ctf Ser 2006-QA1 Class A31	6.305	01-25-36	AAA	1,513	1,526,555
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	199,754
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	200,540
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	1,000	1,067,578
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	819	829,453
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4 Class B1 (P)	4.678	04-25-35	AA	1,513	1,477,025

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2		5.000	07-25-19	AAA	724	703,188
Utilities Other 0.20%						517,551

Magellan Midstream Partners, L.P.,
Note		6.450	06-01-14	BBB	500	517,551
Wireless Telecommunication Service 1.88%						4,778,196

America Movil S.A. de C.V.,
Sr Note (Mexico)		5.750	01-15-15	BBB	1,275	1,235,464
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D		5.612	06-15-35	Baa2	685	666,377
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)		9.750	01-30-08	BB-	400	420,500
New Cingular Wireless Services, Inc.,
Sr Note		8.750	03-01-31	A	1,525	1,931,486
Nextel Communications, Inc.,
Sr Note Ser D		7.375	08-01-15	A-	500	524,369

				Credit
Issuer, description				rating (A)	Shares	Value

Preferred stocks	3.60%					$9,152,800
(Cost $9,477,854)

Agricultural Products	0.39%					987,500

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)				BB+	12,500	987,500
Broadcasting & Cable TV 0.40%						1,004,000

CBS Corp., 7.250%				BBB	40,000	1,004,000
Diversified Banks 1.09%						2,785,750

Bank One Capital Trust VI, 7.20%				A-	55,000	1,403,600
Fleet Capital Trust VII, 7.20%				A	55,000	1,382,150
Integrated Telecommunication Services 0.39%						1,000,000

Telephone & Data Systems, Inc., 7.60%, Ser A				A-	40,000	1,000,000
Multi-Utilities & Unregulated Power 0.40%						1,018,400

Dominion CNG Capital Trust I, 7.80%				BB+	40,000	1,018,400
Real Estate Investment Trusts 0.93%						2,357,150

Apartment Investment & Management Co., 8.00%, Ser T				B+	55,000	1,388,750
Public Storage, Inc., 6.50%, Depositary Shares,
Ser W				BBB+	40,000	968,400

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities	31.08%				$79,092,210
(Cost $80,670,071)

Government U.S. 4.79%					12,196,782

United States Treasury,
Bond (L)	6.875	08-15-25	AAA	6,265	7,647,704
Bond (L)	5.375	02-15-31	AAA	1,955	2,057,942
Bond (L)	4.500	02-15-36	AAA	2,655	2,491,136

Government U.S. Agency 26.29%					66,895,428

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	22	24,226
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	2,293	2,294,786
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,887	1,846,604
30 Yr Pass Thru Ctf	5.165	11-01-35	AAA	2,283	2,246,666
CMO REMIC 2978	5.500	01-15-31	AAA	2,695	2,649,771
Note	4.900	11-03-08	AAA	5,280	5,232,728
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	28	29,490
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	4	5,079
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	50	52,115
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	4,566	4,566,749
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	3,837	3,839,209
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	15,454	15,458,975
30 Yr Pass Thru Ctf	6.000	02-01-36	AAA	3,950	3,950,407
30 Yr Pass Thru Ctf	5.500	05-01-34	AAA	1,035	1,011,240
30 Yr Pass Thru Ctf	5.500	11-01-34	AAA	2,267	2,216,485
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	2,292	2,241,146
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	2,503	2,448,506
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	2,292	2,238,322
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	5,100	4,980,130
30 Yr Pass Thru Ctf	5.314	11-01-35	AAA	3,903	3,836,801
Note	6.000	05-30-25	AAA	1,720	1,657,781
Note	5.000	11-14-08	AAA	1,535	1,527,135
Note (L)	5.000	04-19-10	AAA	2,530	2,516,910
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	4	5,006
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,886
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	12	14,275

		Interest		Par value
Issuer, description, maturity date		rate (%)		($000)	Value

Short-term investments 1.56%					$3,973,000
(Cost $3,971,997)

Government U.S. Agency 1.53%					3,900,000

Federal Home Loan Bank
Disc Note 04-03-06		Zero		3,900	3,900,000

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2006 (unaudited)

Joint Repurchase Agreement 0.03%			73,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 03-31-06
due 04-03-06 (Secured by U.S. Treasury Inflation
Indexed Note 3.875% due 01-15-09)	4.470	73	73,000

Total investments 100.00%			$254,481,490

John Hancock
Income Securities Trust
Financial futures contracts
March 31, 2006 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 10-Year Treasury Note	467	Short	June 06	$591,423

Financial futures contracts

John Hancock
Income Securities Trust
Footnotes to Schedule of Investments
March 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of March 31, 2006.

(P) Represents rate in effect on March 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $22,991,953 or 9.03% of the Fund's total investments as of March 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $259,856,786.
Gross unrealized appreciation and depreciation of investments aggregated $1,407,391 and $6,782,687, respectively, resulting in net unrealized depreciation of $5,375,296.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q1 3/06
5/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 25, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: May 25, 2006